Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions			12 Months Ended
	Oct. 13, 2021 USD ($)	Sep. 03, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 03, 2021 SGD ($)	Feb. 17, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			$ 2,511	$ 2,013			$ 2,338
Non-current portion of long-term debt			2,288	1,716
Accounts Receivable Factoring [Member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			$ 0	16		$ 92
Nominal Interest Rate						0.90%
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		1.40%	1.40%		1.40%
Maximum borrowing capacity		$ 1,149			$ 1,541
New loans and borrowings			$ 1,082	111
Non-current portion of long-term debt			923	90
Borrowing term (in years)		5 years
Five-year Revolving and Letter of Credit Facilities Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000
Borrowing term (in years)	5 years
Deferred Financing costs Netting
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			12	$ 18
Deferred Income From Government Grants | 2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			$ 184
Nominal Interest Rate			3.20%